Financial Risk Management - Significant Inputs for Fair Value Measurement and Inter-relationship Between Inputs and Fair Value Measured (Detail) - Discounted cash flow [member]	12 Months Ended
Dec. 31, 2018
Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Weighted average cost of capital	11.50%
Expected Cash Flows [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant non-observable inputs	Expected cash flows
Correlations between inputs and fair value measurement	If the expected cash flows increase (decrease), Fair value will increase (decrease)
Perpectual growth rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Valuation Techniques	Discounted cash flows
Significant non-observable inputs	Perpetual growth rate (-1%~1%)
Correlations between inputs and fair value measurement	If the perpetual growth rate is higher (lower), Fair value will increase (decrease)
Weighted average [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant non-observable inputs	Weighted average cost of capital:11.5% (Risk free rate: 2.4%, Market risk premium: 10.4%, Proxy beta: 0.88)
Correlations between inputs and fair value measurement	If the weighted average cost of capital is higher (lower) Fair value will decrease (increase)